UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

 (Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.7%
	Consumer Discretionary – 16.1%
768	Amazon.com, Inc.*	$1,545,761
374	Aramark	15,364
444	Best Buy Co., Inc.	35,325
77	Booking Holdings, Inc.*	150,269
286	CarMax, Inc.*	22,322
856	Carnival Corp.	52,636
550	CBS Corp. - Class B	29,161
384	Charter Communications, Inc. - Class A*	119,194
7,389	Comcast Corp. - Class A	273,319
198	Darden Restaurants, Inc.	22,976
420	Dollar General Corp.	45,247
131	Dunkin' Brands Group, Inc.	9,549
238	Expedia Group Inc.	31,059
6,915	Ford Motor Co.	65,554
596	Gap, Inc.	18,089
2,307	General Motors Co.	83,167
374	Goodyear Tire & Rubber Co.	8,486
552	Hanesbrands, Inc.	9,682
198	Hasbro, Inc.	19,663
504	Hilton Worldwide Holdings, Inc.	39,121
1,818	Home Depot, Inc.	365,000
638	Interpublic Group of Cos., Inc.	14,897
245	Kohl's Corp.	19,382
440	L Brands, Inc.	11,629
110	Lear Corp.	17,842
330	Live Nation Entertainment, Inc.*	16,394
486	Macy's, Inc.	17,763
551	Marriott International, Inc. - Class A	69,685
508	Mattel, Inc.	7,839
1,253	McDonald's Corp.	203,274
860	MGM Resorts International	24,931
681	Netflix, Inc.*	250,390
1,984	NIKE, Inc. - Class B	163,085
264	Nordstrom, Inc.	16,592
374	Omnicom Group, Inc.	25,926
110	PVH Corp.	15,748
88	Ralph Lauren Corp.	11,687
596	Ross Stores, Inc.	57,085
330	Royal Caribbean Cruises Ltd.	40,451
7,131	Sirius XM Holdings, Inc.	50,630
2,224	Starbucks Corp.	118,873
440	Tapestry, Inc.	22,304
857	Target Corp.	74,988
347	TEGNA, Inc.	4,039

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
198	Tiffany & Co.	$24,285
992	TJX Cos., Inc.	109,090
198	TripAdvisor, Inc.*	10,753
618	VF Corp.	56,936
574	Viacom, Inc. - Class B	16,807
44	Visteon Corp.*	4,857
2,422	Walt Disney Co.	271,313
110	Whirlpool Corp.	13,748
132	Williams-Sonoma, Inc.	9,270
156	Wyndham Destinations, Inc.	6,895
156	Wyndham Hotels & Resorts, Inc.	8,853
154	Wynn Resorts Ltd.	22,844
		4,772,029
	Consumer Staples – 6.8%
3,014	Altria Group, Inc.	176,379
418	Brown-Forman Corp. - Class B	21,828
462	Campbell Soup Co.	18,226
198	Clorox Co.	28,706
6,694	Coca-Cola Co.	298,351
1,340	Colgate-Palmolive Co.	88,989
620	Conagra Brands, Inc.	22,785
264	Constellation Brands, Inc. - Class A	54,965
330	Estee Lauder Cos., Inc. - Class A	46,240
880	General Mills, Inc.	40,489
154	Hain Celestial Group, Inc.*	4,398
242	Hershey Co.	24,326
832	Hormel Foods Corp.	32,573
176	JM Smucker Co.	18,195
530	Kellogg Co.	38,049
550	Kimberly-Clark Corp.	63,547
1,969	Kraft Heinz Co.	114,734
1,332	Kroger Co.	41,958
2,274	Mondelez International, Inc. - Class A	97,145
2,258	PepsiCo, Inc.	252,918
4,033	Procter & Gamble Co.	334,537
792	Sysco Corp.	59,257
460	Tyson Foods, Inc. - Class A	28,893
1,562	Walgreens Boots Alliance, Inc.	107,091
		2,014,579
	Energy – 2.6%
6,891	Exxon Mobil Corp.	552,451
769	Marathon Petroleum Corp.	63,281
658	ONEOK, Inc.	43,369

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
812	Phillips 66	$96,230
		755,331
	Financials – 13.8%
1,229	Aflac, Inc.	56,829
550	Allstate Corp.	55,314
708	Ally Financial, Inc.	19,031
1,408	American Express Co.	149,220
1,408	American International Group, Inc.	74,863
242	Ameriprise Financial, Inc.	34,354
88	Assurant, Inc.	9,048
1,678	Bank of New York Mellon Corp.	87,508
1,218	BB&T Corp.	62,922
242	BlackRock, Inc.	115,933
768	Capital One Financial Corp.	76,101
2,104	Charles Schwab Corp.	106,862
4,129	Citigroup, Inc.	294,150
528	CME Group, Inc.	92,257
266	Comerica, Inc.	25,930
596	Discover Financial Services	46,560
66	FactSet Research Systems, Inc.	15,140
1,110	Fifth Third Bancorp	32,667
176	First American Financial Corp.	10,007
514	First Horizon National Corp.	9,468
1,040	Franklin Resources, Inc.	33,010
595	Goldman Sachs Group, Inc.	141,497
554	Hartford Financial Services Group, Inc.	27,905
1,697	Huntington Bancshares, Inc.	27,508
5,532	JPMorgan Chase & Co.	633,857
1,718	KeyCorp	36,198
154	Legg Mason, Inc.	4,805
352	Lincoln National Corp.	23,084
153	LPL Financial Holdings, Inc.	10,135
222	M&T Bank Corp.	39,327
791	Marsh & McLennan Cos., Inc.	66,942
1,670	MetLife, Inc.	76,636
306	Moody's Corp.	54,474
2,728	Morgan Stanley	133,208
264	Nasdaq, Inc.	25,196
425	Navient Corp.	5,797
374	Northern Trust Corp.	40,190
728	PNC Financial Services Group, Inc.	104,497
462	Principal Financial Group, Inc.	25,498
900	Progressive Corp.	60,777

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
680	Prudential Financial, Inc.	$66,810
219	Raymond James Financial, Inc.	20,376
1,820	Regions Financial Corp.	35,417
109	Reinsurance Group of America, Inc.	15,571
396	S&P Global, Inc.	81,992
575	State Street Corp.	49,973
750	SunTrust Banks, Inc.	55,170
1,255	Synchrony Financial	39,746
374	T. Rowe Price Group, Inc.	43,343
874	TD Ameritrade Holding Corp.	51,190
420	Travelers Cos., Inc.	55,272
2,642	U.S. Bancorp	142,959
373	Unum Group	13,756
7,726	Wells Fargo & Co.	451,816
		4,068,096
	Health Care – 15.0%
2,790	Abbott Laboratories	186,484
2,467	AbbVie, Inc.	236,783
508	Aetna, Inc.	101,737
506	Agilent Technologies, Inc.	34,175
331	AmerisourceBergen Corp.	29,780
1,137	Amgen, Inc.	227,184
396	Anthem, Inc.	104,833
66	athenahealth, Inc.*	10,157
836	Baxter International, Inc.	62,173
417	Becton, Dickinson and Co.	109,200
330	Biogen, Inc.*	116,652
2,125	Boston Scientific Corp.*	75,565
2,597	Bristol-Myers Squibb Co.	157,248
486	Cardinal Health, Inc.	25,364
264	Centene Corp.*	38,671
546	Cerner Corp.*	35,550
376	Cigna Corp.	70,816
1,590	CVS Health Corp.	119,632
1,076	Danaher Corp.	111,409
286	DaVita, Inc.*	19,817
1,778	Eli Lilly & Co.	187,846
904	Express Scripts Holding Co.*	79,570
2,022	Gilead Sciences, Inc.	153,126
530	HCA Healthcare, Inc.	71,078
242	Henry Schein, Inc.*	18,799
220	Humana, Inc.	73,317
4,250	Johnson & Johnson	572,432

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
154	Laboratory Corp. of America Holdings*	$26,622
328	McKesson Corp.	42,230
4,198	Merck & Co., Inc.	287,941
9,565	Pfizer, Inc.	397,139
220	Quest Diagnostics, Inc.	24,196
572	Stryker Corp.	96,914
616	Thermo Fisher Scientific, Inc.	147,286
1,451	UnitedHealth Group, Inc.	389,535
		4,441,261
	Industrials – 9.6%
938	3M Co.	197,843
242	AECOM*	8,141
772	American Airlines Group, Inc.	31,251
770	Arconic, Inc.	17,233
946	Boeing Co.	324,279
961	Caterpillar, Inc.	133,435
1,451	CSX Corp.	107,606
264	Cummins, Inc.	37,435
504	Deere & Co.	72,475
1,126	Delta Air Lines, Inc.	65,849
66	Dun & Bradstreet Corp.	9,433
1,007	Emerson Electric Co.	77,267
418	FedEx Corp.	101,971
549	Fortive Corp.	46,105
482	General Dynamics Corp.	93,219
16,059	General Electric Co.	207,803
198	Harris Corp.	32,177
66	Huntington Ingalls Industries, Inc.	16,135
506	JetBlue Airways Corp.*	9,655
462	Lockheed Martin Corp.	148,029
110	ManpowerGroup, Inc.	10,310
572	Nielsen Holdings PLC	14,872
461	Norfolk Southern Corp.	80,140
282	Northrop Grumman Corp.	84,174
176	Owens Corning	9,965
460	Raytheon Co.	91,742
528	Republic Services, Inc.	38,734
198	Robert Half International, Inc.	15,480
198	Rockwell Automation, Inc.	35,830
263	Rockwell Collins, Inc.	35,755
88	Ryder System, Inc.	6,762
946	Southwest Airlines Co.	57,990
176	Spirit AeroSystems Holdings, Inc. - Class A	15,048

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
241	Stanley Black & Decker, Inc.	$33,868
285	TransUnion	21,461
1,252	Union Pacific Corp.	188,576
484	United Continental Holdings, Inc.*	42,311
1,098	United Parcel Service, Inc. - Class B	134,922
1,276	United Technologies Corp.	168,049
88	W.W. Grainger, Inc.	31,158
		2,854,488
	Information Technology – 28.8%‡
768	Adobe Systems, Inc.*	202,376
264	Akamai Technologies, Inc.*	19,837
88	Alliance Data Systems Corp.	20,995
468	Alphabet, Inc. - Class A*	576,482
8,049	Apple, Inc.	1,832,194
1,540	Applied Materials, Inc.	66,251
684	Automatic Data Processing, Inc.	100,377
222	Booz Allen Hamilton Holding Corp.	11,358
176	Broadridge Financial Solutions, Inc.	23,785
660	CA, Inc.	28,908
242	CDW Corp.	21,190
7,852	Cisco Systems, Inc.	375,090
220	Citrix Systems, Inc.*	25,084
1,373	Corning, Inc.	46,009
1,632	eBay, Inc.*	56,483
461	Electronic Arts, Inc.*	52,282
3,722	Facebook, Inc. - Class A*	654,067
524	Fidelity National Information Services, Inc.	56,681
730	First Data Corp.*	18,776
198	GoDaddy, Inc.*	16,129
2,464	Hewlett Packard Enterprise Co.	40,730
2,521	HP, Inc.	62,143
110	IAC/InterActiveCorp*	21,692
7,269	Intel Corp.	352,038
1,519	International Business Machines Corp.	222,503
396	Intuit, Inc.	86,910
241	Leidos Holdings, Inc.	17,056
1,606	Mastercard, Inc. - Class A	346,189
12,265	Microsoft Corp.	1,377,727
241	Motorola Solutions, Inc.	30,935
198	NCR Corp.*	5,625
418	NetApp, Inc.	36,287
923	NVIDIA Corp.	259,068
6,495	Oracle Corp.	315,527

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,826	PayPal Holdings, Inc.*	$168,595
2,264	QUALCOMM, Inc.	155,559
1,121	salesforce.com, Inc.*	171,154
1,026	Symantec Corp.	20,684
66	Tech Data Corp.*	4,801
1,550	Texas Instruments, Inc.	174,220
44	Ultimate Software Group, Inc.*	13,625
2,794	Visa, Inc. - Class A	410,411
154	VMware, Inc. - Class A*	23,602
416	Xerox Corp.	11,590
		8,533,025
	Materials – 1.3%
350	Air Products & Chemicals, Inc.	58,201
304	Alcoa Corp.*	13,580
550	Ball Corp.	23,034
220	Celanese Corp.	25,703
222	Eastman Chemical Co.	21,541
440	Ecolab, Inc.	66,211
610	Mosaic Co.	19,075
852	Newmont Mining Corp.	26,437
396	PPG Industries, Inc.	43,774
460	Praxair, Inc.	72,767
		370,323
	Real Estate – 0.3%
528	CBRE Group, Inc. - Class A*	25,772
461	Iron Mountain, Inc. - REIT	16,642
66	Jones Lang LaSalle, Inc.	10,066
220	Realogy Holdings Corp.	4,706
1,188	Weyerhaeuser Co. - REIT	41,235
		98,421
	Telecommunications Services – 3.0%
11,740	AT&T, Inc.	374,976
1,733	CenturyLink, Inc.	37,017
6,469	Sprint Corp.*	39,525
1,298	T-Mobile US, Inc.*	85,720
6,574	Verizon Communications, Inc.	357,428
		894,666
	Utilities – 2.4%
372	Alliant Energy Corp.	15,936
394	Ameren Corp.	24,913
770	American Electric Power Co., Inc.	55,232
440	CMS Energy Corp.	21,665

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS – Concluded As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
504	Consolidated Edison, Inc.	$39,781
285	DTE Energy Co.	31,675
1,207	Duke Energy Corp.	98,057
505	Edison International	33,194
286	Entergy Corp.	23,907
1,530	Exelon Corp.	66,876
527	NiSource, Inc.	14,266
790	PG&E Corp.	36,482
176	Pinnacle West Capital Corp.	13,825
132	Portland General Electric Co.	6,125
1,078	PPL Corp.	32,060
812	Public Service Enterprise Group, Inc.	42,508
436	Sempra Energy	50,611
1,679	Southern Co.	73,507
812	Xcel Energy, Inc.	39,016
		719,636
	TOTAL COMMON STOCKS (Cost $27,843,275)	29,521,855

Principal Amount
	Short-Term Investments – 0.1%
$17,466	Invesco Government & Agency Portfolio - Institutional Class, 1.85%#	17,466

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,466)	17,466

	TOTAL INVESTMENTS – 99.8% (Cost $27,860,741)	29,539,321
	Other Assets in Excess of Liabilities – 0.2%	44,716

	Total Net Assets – 100.0%	$29,584,037

* Non-income producing security.

‡ Please see Note 3 for more information about industry and sector concentration and other risks.

# The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.7%
	Consumer Discretionary – 9.4%
159	Amazon.com, Inc.*	$320,021
3,752	CarMax, Inc.*	292,844
8,186	Comcast Corp. - Class A	302,800
6,208	General Motors Co.	223,798
10,881	Goodyear Tire & Rubber Co.	246,890
3,261	Hilton Worldwide Holdings, Inc.	253,119
1,361	Home Depot, Inc.	273,248
2,747	Lowe’s Cos., Inc.	298,736
4,780	Starbucks Corp.	255,491
1,800	Whirlpool Corp.	224,964
		2,691,911
	Consumer Staples – 5.1%
5,874	Archer-Daniels-Midland Co.	296,050
6,127	Coca-Cola Co.	273,080
6,028	General Mills, Inc.	277,348
3,543	Procter & Gamble Co.	293,892
3,266	Walmart, Inc.	313,079
		1,453,449
	Energy – 1.9%
6,719	Devon Energy Corp.	288,447
4,069	Schlumberger Ltd.	256,998
		545,445
	Financials – 20.4%
2,915	Allstate Corp.	293,161
1,860	Ameriprise Financial, Inc.	264,045
5,853	Athene Holding Ltd. - Class A*	290,660
1,422	Berkshire Hathaway, Inc. - Class B*	296,800
2,799	Capital One Financial Corp.	277,353
4,095	Citigroup, Inc.	291,728
5,101	Hartford Financial Services Group, Inc.	256,937
2,567	JPMorgan Chase & Co.	294,127
13,284	KeyCorp	279,894
3,314	Marsh & McLennan Cos., Inc.	280,464
5,314	Morgan Stanley	259,483
20,620	Navient Corp.	281,257
23,795	New York Community Bancorp, Inc.	256,272
1,892	PNC Financial Services Group, Inc.	271,578
4,826	Principal Financial Group, Inc.	266,347
4,374	Progressive Corp.	295,376
2,771	Prudential Financial, Inc.	272,251
4,149	SEI Investments Co.	261,719
2,111	Travelers Cos., Inc.	277,807

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – (Continued)
	FINANCIALS (Continued)
5,318	U.S. Bancorp	$287,757
4,937	Wells Fargo & Co.	288,716
		5,843,732
	Health Care – 12.1%
1,446	Aetna, Inc.	289,590
1,114	Anthem, Inc.	294,909
3,629	Baxter International, Inc.	269,889
5,005	Bristol-Myers Squibb Co.	303,053
1,551	Cigna Corp.	292,115
3,909	CVS Health Corp.	294,113
3,732	DaVita, Inc.*	258,590
2,561	HCA Healthcare, Inc.	343,456
887	Humana, Inc.	295,601
1,817	McKesson Corp.	233,939
4,403	Merck & Co., Inc.	302,002
1,067	UnitedHealth Group, Inc.	286,447
		3,463,704
	Industrials – 20.3%
8,201	AECOM*	275,882
4,287	Alaska Air Group, Inc.	289,330
6,346	American Airlines Group, Inc.	256,886
762	Boeing Co.	261,206
1,821	Caterpillar, Inc.	252,846
1,432	Cintas Corp.	305,546
4,959	Delta Air Lines, Inc.	290,002
3,451	Eaton Corp. PLC	286,916
20,427	General Electric Co.	264,325
6,467	Healthcare Services Group, Inc.	266,505
1,821	Honeywell International, Inc.	289,648
2,092	J.B. Hunt Transport Services, Inc.	252,609
888	Lockheed Martin Corp.	284,524
1,767	Norfolk Southern Corp.	307,175
853	Northrop Grumman Corp.	254,612
3,772	Oshkosh Corp.	265,021
1,983	Rockwell Collins, Inc.	269,589
5,218	Southwest Airlines Co.	319,863
1,858	Union Pacific Corp.	279,852
1,686	United Rentals, Inc.*	262,797
3,205	Waste Management, Inc.	291,335
		5,826,469
	Information Technology – 11.7%
1,673	Accenture PLC - Class A	282,854

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS – Continued As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,164	Alliance Data Systems Corp.	$277,707
5,525	Applied Materials, Inc.	237,685
1,956	Automatic Data Processing, Inc.	287,043
6,046	Booz Allen Hamilton Holding Corp.	309,313
3,162	CDW Corp.	276,865
6,188	Cisco Systems, Inc.	295,601
3,349	Cognizant Technology Solutions Corp. - Class A	262,662
16,939	Hewlett Packard Enterprise Co.	280,002
4,938	Intel Corp.	239,147
1,877	International Business Machines Corp.	274,943
4,545	Leidos Holdings, Inc.	321,650
		3,345,472
	Materials – 0.8%
2,519	Eastman Chemical Co.	244,418
	Real Estate – 4.8%
5,615	CBRE Group, Inc. - Class A*	274,068
690	Equinix, Inc. - REIT	300,930
8,283	Iron Mountain, Inc. - REIT	299,016
1,616	Jones Lang LaSalle, Inc.	246,473
1,736	SBA Communications Corp. - REIT*	269,479
		1,389,966
	Telecommunications Services – 4.1%
8,451	AT&T, Inc.	269,925
49,673	Sprint Corp.*	303,502
4,553	T-Mobile US, Inc.*	300,680
5,694	Verizon Communications, Inc.	309,583
		1,183,690
	Utilities – 9.1%
4,798	Ameren Corp.	303,378
4,203	American Electric Power Co., Inc.	301,481
3,381	American Water Works Co., Inc.	295,939
4,078	Dominion Energy, Inc.	288,600
6,517	Exelon Corp.	284,858
7,794	FirstEnergy Corp.	291,340
5,217	Public Service Enterprise Group, Inc.	273,110
6,168	Southern Co.	270,035
6,242	Xcel Energy, Inc.	299,928
		2,608,669
	TOTAL COMMON STOCKS (Cost $28,169,064)	28,596,925

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS – Concluded As of August 31, 2018 (Unaudited)

TOTAL INVESTMENTS – 99.7% (Cost $28,169,064)	28,596,925
Other Assets in Excess of Liabilities – 0.3%	91,047
TOTAL NET ASSETS – 100.0%	$28,687,972

* Non-income producing security.

 See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index Provider. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of August 31, 2018 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$29,521,855	$—	$—	$29,521,855
Short-Term Investments	17,466	—	—	17,466
Total	$29,539,321	$—	$—	$29,539,321

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$28,596,925	$—	$—	$28,596,925
Total	$28,596,925	$—	$—	$28,596,925

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Funds’ prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to their NAV per Share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in each Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: Each Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk: The mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: As a new fund, there can be no assurance that each Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Ratings Methodology Risk: The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media’s list of Military Friendly® Employers. Changes in the ratings methodology Victory Media uses to assign designations and awards may have an adverse effect on the Fund. No assurance can be given that stocks of companies that have been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status will outperform stocks of companies that have not been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. Moreover, there is no guarantee that the ratings methodology used to designate companies as “Gold,” Silver,” “Bronze,” or “Designated” status will generate or produce the intended results, and stocks of such companies may underperform stocks of other companies.

Ratings Methodology Risk: The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale. Changes in the ratings methodology the HRC uses to rate companies may have an adverse effect on the Fund. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodology will generate or produce the intended results, and stocks of companies that have obtained a rating on the CEI may underperform stocks of companies that have obtained a lower rating or that have not been rated. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Real Estate Investment Trust (“REIT”) Risk: The Indices may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of each Fund’s investments in REITs. Investing in REITs may subject each Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of each Fund’s underlying Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Information Technology Sector Risk. The LGBT Employment Equality ETF is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares of each Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although each Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in each Fund’s Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

August 31, 2018 (Unaudited)

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in each Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 25, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	October 25, 2018